Expense Example - LVIP T Rowe Price Structured Mid-Cap Growth Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	75	236	410	917	100	314	546	1,212